Other Assets - Summary of Other Current Assets and Other Non-Current Assets (Parenthetical) (Detail) - KRW (₩) ₩ in Millions	Dec. 31, 2019	Dec. 31, 2018
Subclassifications of assets, liabilities and equities [abstract]
Tax assets	₩ 213,071	₩ 116,693